Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2015
Registrant Name	Forum Funds
Central Index Key	0000315774
Amendment Flag	false
Document Creation Date	Nov. 02, 2015
Document Effective Date	Nov. 02, 2015
Prospectus Date	Nov. 01, 2015